Income and expenses - Income taxes - Deferred tax (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets/(liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	€ 0	€ 26	€ 0
Amortization development assets and other intangible assets	38	224	304
Depreciation property, plant and equipment	70	30	0
Other items	84	35	0
Total deferred tax assets	192	315	304
Property, plant and equipment	(403)	(694)	(698)
Intangible assets	(4,937)	(5,370)	(6,656)
Investment grants	(301)	(312)	0
Inventory valuation	(89)	141	0
Other items	(17)	9	(61)
Total deferred tax liabilities	(5,747)	(6,226)	(7,415)
Total deferred tax income (loss)	0	0	0
Income/(expense) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses, notional interest deduction and other tax benefits	0	0	0
Amortization development assets and other intangible assets	0	0	0
Depreciation property, plant and equipment	0	0	0
Other items	0	0	0
Income expense from total defered tax assets	(124)	11	(32)
Property, plant and equipment	0	0	0
Intangible assets	0	0	0
Investment grants	0	0	0
Inventory valuation	0	0	0
Other items	0	0	0
Income expense from total deferred tax liabilities	455	780	628
Total deferred tax income (loss)	€ 331	€ 791	€ 596